INVESTMENT IN ASSOCIATES	12 Months Ended
Mar. 31, 2021
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATES
6.	INVESTMENT IN ASSOCIATES

(a) Investment in New Pacific Metals Corp.

New Pacific Metals Corp. (“NUAG”) is a Canadian public company listed on the TSX Exchange (symbol: NUAG). NUAG is a related party of the Company by way of two common directors and one officer, and the Company accounts for its investment in NUAG using the equity method as it is able to exercise significant influence over the financial and operating policies of NUAG.

On June 9, 2020, the Company participated in an underwritten offering of common shares of NUAG and acquired an additional 1,320,710 common shares of NUAG for a cost of $5,805.

On July 22 2020, NUAG announced the spin-out by way of a plan of arrangement (the “Arrangement”) of its then wholly-owned subsidiary, Whitehorse Gold Corp. (“WHG”), which owns 100% Skukum Gold Project (formerly “Tagish Lake Gold Project”) located in Yukon, Canada. Upon completion of the Arrangement on November 18, 2020, NUAG and WHG became two separate entities, and NUAG distributed all of the WHG common shares held by NUAG to its shareholders on a pro rata basis. WHG common shares were listed on the TSX Venture Exchange.

As at March 31, 2021, the Company owned 43,917,216 common shares of NUAG (March 31, 2020 -42,596,506), representing an ownership interest of 28.6% (March 31, 2020 - 28.8%). The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG’s
	Number of		common shares per
	shares	Amount	quoted market price
Balance April 1, 2019	39,346,300	$38,703	$69,783
Purchase from open market	502,600	861
Exercise of warrants	1,500,000	2,349
Participation in public offering	1,247,606	3,820
Share of net loss		(1,276)
Share of other comprehensive income		1,077
Dilution gain		723
Disposal of common shares held by the associate		1,127
Foreign exchange impact		(2,829)
Balance March 31, 2020	42,596,506	$44,555	$148,624
Participation in public offering	1,320,710	5,805
WHG Spin-out		(1,793)
Share of net loss		(1,672)
Share of other comprehensive loss		(2,324)
Foreign exchange impact		5,828
Balance March 31, 2021	43,917,216	$50,399	$181,257

Summarized financial information for the Company’s investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2021 (1)	2020 (1)
Income from investments	$1,278	$494
General and administrative expense	(5,836)	(3,824)
Gain on disposal of PPE	(2)	-
Foreign exchange gain	(1,281)	669
Impairment reversal	8,862	(586)
Net loss of associate	$3,021	$(3,247)
Adjustments to net loss of associate	(8,862)	(1,170)
Net loss of associate qualified for pick-up	$(5,841)	$(4,417)
Company’s share of net loss	$(1,672)	$(1,276)

(1)NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

	As at March 31, 2021	As at March 31, 2020
Current assets	$48,511	$29,012
Non-current assets	78,164	74,989
Total assets	$126,675	$104,001
Current liabilities	811	1,409
Total liabilities	811	1,409
Net assets	$125,864	$102,592
Company’s share of net assets of associate	$35,932	$29,575

(b) Investment in Whitehorse Gold Corp.

WHG is a Canadian public company listed on the TSX Venture Exchange (symbol: WHG). The Company accounts for its investment in WHG using the equity method as it is able to exercise significant influence over the financial and operating policies of WHG.

On November 18, 2020, the Company received 5,740,285 WHG common shares distributed by NUAG to the Company under the Arrangement. In connection with the Arrangement, WHG conducted a non-brokered private placement financing. The Company participated in WHG’s private placement and acquired an additional 5,774,000 common shares of WHG for a cost of $1,326.

As at March 31, 2021, the Company owned 11,514,285 common shares of WHG (March 31, 2020 - nil), representing an ownership interest of 26.99% (March 31, 2020 - nil). The summary of the investment in WHG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of WHG’s
	Number of		common shares per
	shares	Amount	quoted market price
Balance April 1, 2020
Distributed under WHG spin-out	5,740,285	1,793
Participation in private placement	5,774,000	1,326
Share of other net loss		(174)
Foreign exchange impact		113
Balance March 31, 2021	11,514,285	$3,058	$15,108

Summarized financial information for the Company’s investment in WHG on a 100% basis is as follows:

Year ended March 31,2021 (1)
General and administrative expense	$(825)
Other expense	(31)
Net loss of associate	$(856)
Adjustments to net loss of associate	211
Net loss of associate qualified for pick-up	$(645)
Company’s share of net loss	$(174)

(1)WHG’s fiscal year-end is on December 31. WHG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.

As at March 31, 2021
Current assets	$823
Non-current assets	10,862
Total assets	$11,685
Current liabilities	237
Total liabilities	237
Net assets	$11,448
Company’s share of net assets of associate	$3,090

Subsequent to March 31, 2021, the Company participated in a brokered private placement of Whitehorse Gold and purchased 4,000,000 units at the cost of $4,960. Each unit consisted of one Whitehorse common share and one common share purchase warrant with exercise price of CAD$2 which expires on May 14, 2026.